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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2003

Date of reporting period: July 1, 2002 through June 30, 2003

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2003

ANNUAL REPORT

TO SHAREHOLDERS

To the Shareholders of

Dupree Mutual Funds

ALABAMA TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

MISSISSIPPI TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

TENNESSEE TAX-FREE INCOME SERIES

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2002—June 30, 2003

Investment Performance:

The Alabama Tax-Free Income Series began the period at a price of $11.22 per share and closed on June 30th at a price of $11.80 with total net assets of $4,615,443. The average effective maturity of this issue is 7.58 years.

The Kentucky Tax-Free Income Series began the period at a price of $7.48 per share with net assets of $535,356,421. On June 30th its price per share was $7.73 and total net assets were $612,593,118. There was no capital gain distribution accrued during the period.

The Kentucky Tax-Free Short-to-Medium Series began the period at $5.30 per share with total net assets of $80,082,205. On June 30th the price per share was $5.44 and total net assets were $99,529,340. There was no capital gain distribution accrued during the period.

The Mississippi Tax-Free Income Series began the period at a price of $11.00 per share and closed on June 30th at a price of $11.74 with total net assets of $2,727,895. The average effective maturity of this issue is 7.80 years. There was a capital gain distribution equal to $.0004398469 per share.

The North Carolina Tax-Free Income Series began the period at a price of $10.68 and assets of $32,584,597. On June 30th the price was $11.12 with total net assets of $39,667,913.

The North Carolina Tax-Free Short-to-Medium Series began the period at a price of $10.47 and assets of $9,259,769. On June 30th the price was $10.85 with total net assets of $13,870,602. There was no capital gain distribution accrued during the period.

The Tennessee Tax-Free Income Series began the period at $10.82 with total assets of $48,527,218. On June 30th the price per share was $11.26 and total net assets were $58,815,864.

The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.50 per share with total net assets of $11,365,757. On June 30th the price per share was $10.91 with total net assets of $15,999,603.

The Intermediate Government Bond Series began the period at $10.07 per share and ended the year at $10.35. Total net assets at the beginning of the period were $13,411,645 and at the end of the period were $18,757,749.

The Outlook:

In November the Federal Reserve cut the Fed Fund rate by a full fifty basis points and in June another twenty five basis points to bring the Fed Funds rate to 1.00%, its lowest level in years. This was done in response to the Fed’s fears of disinflation and a resulting weak economy. However, other economists see the beginnings of a recovery at hand and in the last half of the fiscal year the stock market began to rise on this information. With the stock markets rise the bond market began to weaken in June.

The long term Treasury bond on June 30th yielded 4.57%, down sharply from 5.52% a year earlier. The Fed’s rate cuts have finally had an influence on longer term maturities. But it is worth noting that there is a lot of skepticism in the market about justifying rates as low as this. If the stock market continues to advance it is unlikely that the bond market will remain this strong.

The municipal bond market has risen, though not as much relatively as the government bond market. As a result, at year end, municipal bonds were historically an unusual bargain in comparison with government bonds.

As always, the loyalty of our shareholders has had much to do with our growth during this period. Thank you! If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741.

Yours truly,

Thomas P. Dupree, Sr.

President

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

PERFORMANCE COMPARISON

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
71.66% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	$15,000	$16,119
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*	10,000	11,366
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*	110,000	119,526
AL State Public School & College Authority Capital Improvement	4.250	11/01/2018	Aaa/AAA*	230,000	232,889
AL State University Revenue General Tuition & Fee—Series A	5.000	01/01/2019	Aaa/AAA*	50,000	53,472
Alabama Water Pollution Control Authority	5.500	08/15/2016	Aaa/AAA*	10,000	11,042
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*	50,000	53,041
AL Water Pollution Control Authority	4.750	08/15/2021	Aaa/AAA*	200,000	206,704
Alexander City AL Warrants	4.700	05/01/2021	AAA*	200,000	206,838
Birmingham AL Airport Authority Airport Revenue	5.250	07/01/2020	Aaa/AAA*	10,000	10,201
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	105,060
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	07/01/2020	Aaa/AAA*	20,000	20,526
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*	125,000	143,580
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*	100,000	105,420
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	A*	200,000	202,318
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*	10,000	10,925
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*	20,000	21,341
East AL Health Care Authority Facilities Revenue	5.250	09/01/2023	Aaa/AAA*	50,000	51,106
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	28,018
Fort Payne Warrents	5.500	05/01/2016	Aaa/AAA*	10,000	11,108
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*	35,000	37,001
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	28,673
Houston County AL Health Care—SE Alabama Medical Center	5.750	10/01/2022	Aaa/AAA*	20,000	20,522
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*	40,000	41,007
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*	50,000	54,938
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*	200,000	212,186
Huntsville AL Public Educational Building—A&M	5.600	06/01/2014	A*	20,000	22,226
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	150,000	165,800
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*	30,000	32,439
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*	50,000	53,763
Jefferson County AL Board of Education School Reference	4.750	02/15/2018	Aaa/AAA*	150,000	157,107
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	Aaa/AAA*	10,000	11,127
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*	50,000	52,931
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*	30,000	31,581
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*	30,000	32,137
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*	15,000	16,041
Limestone County AL Water Authority Water Revenue	5.250	12/01/2020	Aaa/AAA*	45,000	46,228
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	26,477
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	38,859
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*	50,000	53,764
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa	35,000	40,091
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/01/2021	A*	115,000	126,431
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*	10,000	11,398
Roanoke AL Warrants	4.450	05/01/2020	AAA*	150,000	152,849
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*	10,000	11,273
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa	10,000	11,128
Sylacauga AL Warrants	5.500	06/01/2025	Aaa	25,000	27,135
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	74,833
University of Alabama Revenue—Birmingham	6.000	10/01/2020	Aaa/AAA*	25,000	28,784
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*	10,000	11,406
University AL University Revenue Hospital—Series A	5.400	09/01/2013	Aaa/AAA*	50,000	56,603

					3,307,338

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

GENERAL OBLIGATION BONDS
25.98% of Net Assets
AL State-Series A	5.000	06/01/2019	Aa3/AA*	$30,000	$31,778
AL State Series A	5.000	06/01/2020	Aa3/AA*	100,000	105,002
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	31,354
Alabama State-Series A	4.625	09/01/2022	Aa3/AA*	100,000	102,527
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	A1/A*	50,000	44,638
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	A1/A*	15,000	14,736
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*	150,000	158,102
Birmingham AL Capital Improvement Warrants-Series A	5.500	08/01/2025	Aa3/AA*	100,000	108,766
Birmingham AL Referral Warrants-Series A	5.250	05/01/2018	Aa3/AA*	300,000	329,836
Madison AL Warrants-Series C	5.000	09/01/2018	Aaa/AAA*	250,000	272,255

					1,198,994
MUNICIPAL UTILITY REVENUE BONDS
2.92% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants-Series A	5.125	01/01/2017	Aa3/AA-*	20,000	21,451
Birmingham AL Water & Sewer Revenue Warrants-Series A	4.750	01/01/2021	A1/AA-*	100,000	102,643
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,652

					134,746
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.81% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	129,878

					129,878
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.67% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	02/15/2019	BBB+*	25,000	26,605
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	53,428
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	31,696
Oneonta Eastern Health System Special	7.750	07/01/2021	A3/BBB*	10,000	11,399

					123,128
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.42% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	83,876
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	27,740

					111,616
PREREFUNDED BONDS
.88% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*	25,000	28,745
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,760

					40,505
PUBLIC FACILITIES REVENUE BONDS
.48% of Net Assets
Hoover AL Warrants—Series A	5.650	01/01/2014	Aa3/AA*	10,000	11,471
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,992

					22,463
LEASE REVENUE BONDS
.46% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	21,225

					21,225

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
.46% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa	$20,000	$21,174

					21,174

Total Investments (cost $4,863,601)(a)-110.74% of Net Assets					$5,111,067

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$258,664
Unrealized depreciation	(11,198)

Net unrealized appreciation	$247,466

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $4,863,601)		$5,111,067
Cash		152,526
Interest receivable		66,762
Receivable from Advisor		1,171

Total assets		5,331,526
LIABILITIES:
Payable for:
Distributions	$45,635
Fund shares redeemed	665,144
Transfer agent	4,414
Other fees	890
Total liabilities		716,083

NET ASSETS:
Capital		4,376,239
Net accumulated realized loss on investment transactions		(8,262)
Net unrealized appreciation in value of investments		247,466

Net assets at value		$4,615,443

NET ASSET VALUE, offering price and redemption price per share ($4,615,443 –:– 391,115 shares outstanding)		$11.80

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$196,622

Expenses:
Management fee	20,521
Transfer agent	6,156
Custodian fees	4,800
Professional fees	1,991
Trustee fees	418
Other expenses	5,099

Total expenses	38,985
Expenses reimbursed by Investment Advisor	(20,740)
Custodian expense reductions	(4,800)

Net investment income	183,177

Realized and unrealized gain/(loss) on investments:
Net realized loss	(4,252)
Net increase in unrealized appreciation	171,044

Net realized and unrealized gain on investments	166,792

Net increase in net assets resulting from operations	$349,969

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$183,177	$102,687
Net realized loss on investments	(4,252)	(2,757)
Net increase in unrealized appreciation	171,044	39,373

Net increase in net assets resulting from operations	349,969	139,303
Distributions to shareholders from net investment income	(183,177)	(102,687)
Net fund share transactions	2,044,615	1,070,536

Total increase	2,211,407	1,107,152
Net assets:
Beginning of year	2,404,036	1,296,884

End of year	$4,615,443	$2,404,036

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

				The period 1/1/2000 to 6/30/00 (a)
	For the years ended June 30,
	2003	2002	2001
Net asset value, beginning of year	$11.22	$10.99	$10.31	$10.00

Income from investment operations:
Net investment income	0.52	0.56	0.56	0.26
Net gains on securities, both realized and unrealized	0.58	0.23	0.68	0.31

Total from investment operations	1.10	0.79	1.24	0.57
Less distributions:
Distributions from net investment income	(0.52)	(0.56)	(0.56)	(0.26)

Net asset value, end of year	$11.80	$11.22	$10.99	$10.31

Total return	9.98%	7.32%	12.33%	5.79	% (c)
Net assets, end of year (in thousands)	$4,615	$2,404	$1,297	$222
Ratio of net expenses to average net assets (d)	0.33%	0.28%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	4.46%	4.99%	5.27%	5.23	% (b)
Portfolio turnover	6.24%	18.15%	15.28%	0.00%

(a)	Commencement of operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized
(d)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.50% and .12% for 2003, .53% and .23% for 2002, .80% and .72% for 2001 and 2.76% and 1.35% for 2000 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
40.28% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA*	$1,290,000	$1,407,725
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*	1,510,000	1,630,438
Boone County KY Water—Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,103,680
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/A2*	1,805,000	1,967,631
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/A2*	1,900,000	2,052,475
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,238,999
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	04/01/2014	Aaa/AAA*	1,000,000	1,050,250
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*	1,000,000	1,086,570
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA*	1,000,000	1,110,310
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*	2,285,000	2,471,365
Fayette County School District Finance Corporation	4.500	03/01/2022	Aaa/AAA*	4,100,000	4,138,212
Greater KY Housing Assistance Corporation	5.350	07/01/2022	Aaa/AAA*	880,000	880,625
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*	3,340,000	3,340,167
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	8,275,000	8,275,414
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,245,000	1,301,324
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,794,552
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,944,021
Jefferson County KY Health Facilities University Medical Ct	5.500	07/01/2017	Aaa/AAA*	8,675,000	9,616,238
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA*	1,000,000	1,089,060
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*	1,000,000	1,067,380
Jefferson County School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*	2,000,000	2,116,160
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*	2,940,000	3,140,420
Jefferson County KY School District Finance Corporation	3.500	01/01/2014	Aaa/AAA*	3,565,000	3,570,704
Jefferson County KY School District Finance Corporation	3.500	07/01/2015	Aaa/AAA*	2,110,000	2,083,498
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*	1,500,000	1,637,565
Jefferson County KY Hospital Revenue	6.436	10/01/2014	Aaa/AAA*	1,500,000	1,530,900
Kentucky Economic Development Finance Authority-Ashland Hospital	6.125	02/01/2012	Aaa/AAA*	4,000,000	4,097,560
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*	1,500,000	1,584,255
Kentucky Development Finance Authority-St Claire Medical	5.875	09/01/2013	Aaa	2,000,000	2,142,740
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,641,250
Kentucky Development Finance Authority-St Elizabeth Hospital	5.900	12/01/2015	Aaa/AAA*	2,500,000	2,596,550
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	7,246,980
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A/A*	1,000,000	1,069,290
Kentucky Development Authority-South Central Nursing	6.000	07/01/2011	Aaa/AAA*	3,075,000	3,494,830
Kentucky Development Finance Authority-Baptist Hospital	5.000	08/15/2015	Aaa/AAA*	3,250,000	3,417,278
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,391,377
Kentucky Housing Corporation	5.950	07/01/2017	Aaa/AAA*	1,500,000	1,576,920
Kentucky Housing Corporation	5.400	07/01/2014	Aaa/AAA*	4,700,000	4,848,426
Kentucky Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,544,346
Kentucky Housing Corporation	6.500	07/01/2017	Aaa/AAA*	2,625,000	2,714,434
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA*	500,000	524,940
Kentucky Housing Corporation	6.400	01/01/2017	Aaa/AAA*	5,100,000	5,275,185
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA*	1,000,000	1,077,360
Kentucky State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA*	8,000,000	9,052,160
KY State Property & Buildings Commission #73	5.000	11/01/2021	Aaa/AAA*	1,000,000	1,054,870
KY State Property & Buildings Project #72	5.375	10/01/2016	Aaa/AAA*	5,000,000	5,643,700
KY State Property and Buildings Commission Revenue #72	5.000	10/01/2020	Aaa/AAA*	11,305,000	11,978,100
Kentucky State Property & Building #74	5.000	02/01/2020	Aaa/AAA*	4,000,000	4,240,360
KY State Property & Buildings #74	5.000	02/01/2022	Aaa/AAA*	3,000,000	3,140,520
KY State Property & Buildings Commission #74	5.000	02/01/2019	Aaa/AAA*	3,000,000	3,202,590
Kentucky State Property & Buildings #73	5.500	11/01/2017	Aaa/AAA*	1,000,000	1,141,800
Kentucky State Property & Building #73	5.000	11/01/2019	Aaa/AAA*	1,360,000	1,454,071
Kentucky State Property & Buildings Commission #73	5.000	11/01/2020	Aaa/AAA*	3,255,000	3,459,381
KY State Turnpike Authority Economic Development Road Revenue	5.150	07/01/2019	Aaa/AAA*	1,000,000	1,078,090
KY Turnpike Economic Development	5.500	07/01/2010	Aaa/AAA*	5,000,000	5,849,600
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	Aaa/AAA*	1,770,000	1,937,601
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,998,836
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,309,216
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,590,088

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*	$2,500,000	$2,648,475
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*	10,000,000	10,145,900
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*	2,655,000	2,997,283
Louisville KY G.O. Series A	5.000	10/01/2020	Aaa/AAA*	7,165,000	7,628,504
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*	1,000,000	1,089,870
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*	695,000	730,640
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA*	1,655,000	1,716,632
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA*	1,725,000	1,783,874
McCracken County School District Finance Corportion	5.000	07/01/2022	Aaa/AAA*	4,000,000	4,195,000
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	AAA*	1,550,000	1,740,759
Nelson County School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*	1,130,000	1,145,074
Nelson County School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*	2,505,000	2,528,472
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa	2,725,000	2,859,043
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa	2,000,000	2,079,120
Northern KY Water District Revenue Series A	5.000	02/01/2020	Aaa/A2*	3,080,000	3,260,519
Northern KY Water District Revenue	5.000	02/01/2021	Aaa/AAA*	2,635,000	2,773,865
Northern Kentucky Water District	4.000	02/01/2019	Aaa	1,275,000	1,254,613
Northern Kentucky Water District	4.125	02/01/2020	Aaa	1,325,000	1,310,054
Northern Kentucky Water District	4.125	02/01/2021	Aaa	1,380,000	1,355,381
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	230,000	257,869
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,349,563
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa	4,165,000	4,631,313
University of Kentucky Consolidated Educational Buildings	5.750	05/01/2015	Aaa/AAA*	1,850,000	2,017,499
University of Kentucky Consolidated Education	5.000	05/01/2015	Aaa/AAA*	1,305,000	1,428,845
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*	1,500,000	1,607,745
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	Aaa/AAA*	1,000,000	1,091,950
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*	1,000,000	1,086,400

					246,734,649
LEASE REVENUE BONDS
20.19% of Net Assets
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	2,098,508
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,354,248
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,120,257
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,174,570
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,063,160
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,198,738
Christian County Ky Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,255,355
Covington Independent School District Finance Corporation	5.250	06/02/2019	Aa3	1,225,000	1,343,151
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3	1,780,000	2,014,266
Fayette County KY School District Financial Corporation	5.375	01/01/2017	AA3/AA-*	1,300,000	1,433,146
Franklin County School Districk Finance Corporation	4.200	05/01/2023	Aa3	2,195,000	2,154,283
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,140,151
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,697,883
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3	1,025,000	1,159,993
Harlan KY Independent School District Finance Corporation	6.000	05/01/2015	Aa3	275,000	302,035
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,444,450
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+*	1,500,000	1,637,190
Kenton County School District Finance Corporation	5.375	03/01/2017	A+	4,300,000	4,753,048
KY Area Development Districts Financing Trailer Lease Program	6.150	12/01/2022	AA*	1,020,000	1,190,768
KY Area Development Districts Lease City of Ewing	5.700	06/01/2015	AA*	1,500,000	1,691,130
Kentucky Area Development Districts Financing Lease-Ewing	5.600	06/01/2022	AA*	1,055,000	1,174,869
Kentucky Area Development Districts Financing Lease Program	5.350	12/01/2022	AA*	2,560,000	2,796,160
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA*	710,000	781,241
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA*	1,095,000	1,199,529
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	A+*	400,000	412,932
Kentucky Infrastructure Authority	5.750	08/01/2018	Aa3/A*	1,500,000	1,535,505
Kentucky Infrastructure Authority	6.375	08/01/2014	Aa3/A*	700,000	770,798
Kentucky Infrastructure Authority	5.000	06/01/2019	Aa3/AA-*	1,000,000	1,069,370
Kentucky Infrastructure Authority	5.375	02/01/2018	Aa3/A*	2,000,000	2,040,860
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/A*	1,035,000	1,106,508
Kentucky Infrasturcture Authority	5.750	08/01/2013	Aa3/A*	575,000	589,099

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky State Property & Building #67	5.375	09/01/2019	Aa3/AA-*	$3,475,000	$3,836,122
Kentucky State Property & Building #68	5.250	10/01/2018	Aa3/A+*	1,500,000	1,647,945
Kentucky State Property & Building #68	5.000	10/01/2019	Aa3/AA-*	5,500,000	5,878,290
Kentucky State Property & Building #73	5.500	11/01/2013	Aa3/AA-*	1,500,000	1,733,985
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,125,130
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,423,700
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,217,623
Montgomery County School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,062,368
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,220,667
Pendleton County KY Multi-County Lease Revenue	6.500	03/01/2019	A*	34,500,000	36,478,920
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A	3,000,000	3,639,510
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,260,031
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	2,030,301
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,089,160
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	AA*	1,035,000	1,144,337
Scott County School District	5.000	03/01/2021	Aa3	1,240,000	1,316,310
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,767,167
Woodford County School District Finance Corporation	3.625	07/01/2017	Aa3	1,250,000	1,210,538
Woodford County School District Finance Corporation	4.250	07/01/2023	Aa3	1,970,000	1,918,169

					123,703,474
PUBLIC FACILITIES REVENUE BONDS
8.26% of Net Assets
Boone County KY Public Property Corporation-AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,080,630
Boone County KY Public Property Corporation-Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,870,173
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A	1,000,000	1,105,120
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	583,057
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A	1,060,000	1,147,132
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,451,173
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,543,268
Kentucky League of Cities-Middlesboro Series	6.200	08/01/2017	A-*	555,000	592,146
Kentucky State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/AA-*	2,000,000	2,142,760
KY State Property & Buildings Community Revenues #67	5.125	09/01/2018	Aa3/AA-*	1,000,000	1,084,380
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	03/01/2008	Aa	1,500,000	1,583,640
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	03/01/2013	Aa	17,860,000	18,876,413
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	03/01/2018	Aa	14,500,000	15,300,255
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A+*	1,060,000	1,165,152
Woodford County KY Public Property Corporation Revenue	5.600	11/01/2017	A2	1,065,000	1,099,197

					50,624,496
ESCROWED TO MATURITY BONDS
7.19% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,792,269
Jefferson County KY Health Facilities Services-Alliant Health	5.125	10/01/2018	Aaa/AAA*	33,000,000	35,908,612
Jefferson County KY Health Facilities Services-Alliant Health	5.125	10/01/2017	Aaa/AAA*	4,980,000	5,362,414

					44,063,295
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.76% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	07/01/2011	A-*	270,000	301,215
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,316,300
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	3,074,229
Crittenden County Heathcare Facilities	6.300	01/01/2016	NR	2,095,000	2,201,887
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,334,976
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aa3	1,000,000	1,140,840
Kentucky Development Finance Authority-Catholic Health	5.500	09/01/2014	Aa3/AA-*	1,375,000	1,541,870
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	BB	1,000,000	903,890
Kentucky Development Finance Authority-Appalachian Regional	5.875	10/01/2022	BB	1,000,000	872,360
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	AA/Aa2*	6,950,000	7,146,060
Kentucky Development Finance Authority-Catholic Health	5.750	12/01/2015	AA/Aa2*	2,000,000	2,203,180

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*	$2,000,000	$2,079,260
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	BBB+*	7,000,000	7,548,520
Kentucky Economic Development Finance Authority-Catholic Health	5.125	10/01/2021	A1/AA-*	1,000,000	1,067,370
Madison County Ky Industrial Building Revenue-McCready	5.500	06/01/2020	AA*	1,785,000	1,997,254
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,662,599

					41,391,810
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.60% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa2	8,835,000	8,938,193
Ashland KY Pollution Control Revenue-Ashland Inc	5.700	11/01/2009	Baa2	1,000,000	1,051,940
Campbellsville KY Industrial Revenue-Campbellsville College	6.950	03/01/2015	NR	1,150,000	1,192,079
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	2,033,568
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA*	3,500,000	3,605,280
Jefferson County KY Pollution Control-Louisville Gas	5.625	08/15/2019	A1/A*	9,150,000	9,296,492
Kentucky League of Cities-Ashland Series	6.250	08/01/2017	A-*	1,550,000	1,654,579
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	360,000	372,611

					28,144,742
PREREFUNDED BONDS
3.00% of Net Assets
Bullitt County KY School District Finance Corporation	6.000	08/01/2014	Aa3	1,100,000	1,182,390
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	04/01/2010	NR	2,000,000	2,228,460
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	A+*	1,240,000	1,413,315
Floyd County KY School District Finance Corporation	6.000	06/01/2014	Aa3	1,000,000	1,066,510
Greenup County KY School District Finance Corporation	6.100	09/01/2014	Aa3	1,105,000	1,193,400
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,366,755
Jefferson County KY Capital Projects Corporation Revenue	5.600	04/01/2014	Aaa/AAA*	1,000,000	1,131,080
Jessamine County KY School District Finance Corporation	6.125	06/01/2015	Aaa/AAA*	1,000,000	1,067,750
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2	1,000,000	1,164,700
Kentucky Infrastructure Authority	5.750	08/01/2013	A-*	325,000	332,969
Letcher County KY School District Finance Corporation	6.700	10/01/2014	Aa3	1,490,000	1,626,648
McLean County KY School District Finance Corporation	6.000	06/01/2014	Aa3	1,405,000	1,498,180
Powell County KY School District Finance Corporation	5.900	08/01/2016	Aa3	1,185,000	1,322,768
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	787,066

					18,381,991
GENERAL OBLIGATION BONDS
2.62% of Net Assets
Bowling Green Ky General Obligation	5.300	06/01/2018	Aa3	1,000,000	1,095,630
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,363,939
Jefferson County Series A	4.900	12/01/2018	Aa2/AA	1,605,000	1,710,192
Kentucky Area Development Districts Financing	4.700	06/01/2024	AA*	2,625,000	2,672,854
Kentucky State Property & Buildings Commission Project #62	4.625	09/01/2013	Aa3/AA-*	2,750,000	2,974,235
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,273,629
Louisville KY General Obligation	5.000	11/01/2019	Aa3/AA-*	1,775,000	1,926,124

					16,016,603
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.08% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	2,615,000	2,988,317
Kentucky Housing Corporation	3.900	07/01/2017	Aaa/AAA*	2,055,000	2,037,471
Kentucky Housing Corporation	4.550	07/01/2024	Aaa/AAA*	6,000,000	5,991,900
Kentucky State Property & Building Community Revenue Project #67	5.125	09/01/2016	Aa3/AA-*	1,000,000	1,091,590
Louisville Housing Assistance Mortgage Corporation Rivertown Project	5.100	07/01/2024	Aa2	655,000	656,729

					12,766,007
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.01% of Net Assets
Berea Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,132,337
Berea Educational Facilities College Project	4.000	06/01/2019	Aaa	1,315,000	1,298,181

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Georgetown College Project Series A	6.000	11/15/2016	A	$1,000,000	$1,125,190
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,439,840
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,092,100
University of Louisville Health & Education	6.000	11/01/2013	Aa3	1,180,000	1,249,290

					12,336,938
CERTIFICATES OF PARTICIPATION BONDS
.85% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,400,000	1,505,742
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,196,846
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,346,114
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,170,239

					5,218,941
MUNICIPAL UTILITY REVENUE BONDS
.45% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-*	575,000	586,563
Danville KY Multi-City Lease Revenue-Ashland Utilities	6.750	04/01/2012	BBB+*	915,000	924,232
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA*	1,140,000	1,251,435

					2,762,230

Total Investments (cost $567,401,921)(a)—98.29% of Net Assets					$602,145,176

*	Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$35,391,005
Unrealized depreciation	(647,750)

Net unrealized appreciation	$34,743,255

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $567,401,921)		$602,145,176
Cash		10,012,702
Receivable from investments sold		5,635,000
Interest receivable		9,415,666

Total assets		627,208,544
LIABILITIES:
Payable for:
Investments purchased	$7,557,394
Distributions	6,368,026
Fund shares redeemed	319,806
Management fee	207,857
Transfer agent	61,191
Other fees	101,152

Total liabilities		14,615,426

NET ASSETS:
Capital		580,204,642
Net accumulated realized loss on investment transactions		(2,354,779)
Net unrealized appreciation in value of investments		34,743,255

Net assets at value		$612,593,118

NET ASSET VALUE, offering price and redemption price per share ($612,593,118 –:– 79,209,905 shares outstanding)		$7.73

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$29,178,266

Expenses:
Management fee	2,410,639
Transfer agent	701,925
Professional fees	91,868
Trustee fees	61,085
Other expenses	189,784

Total expenses	3,455,301
Custodian expense reductions	(86,381)

Net investment income	25,809,346

Realized and unrealized gain on investments:
Net realized gain	818,728
Net increase in unrealized appreciation	18,537,076

Net realized and unrealized gain on investments	19,355,804

Net increase in net assets resulting from operations	$45,165,150

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$25,809,346	$24,363,659
Net realized gain on investments	818,728	722
Net increase in unrealized appreciation	18,537,076	4,051,486

Net increase in net assets resulting from operations	45,165,150	28,415,867
Distributions to shareholders from net investment income	(25,809,346)	(24,363,659)
Net fund share transactions	57,880,893	64,068,511

Total increase	77,236,697	68,120,719
Net assets:
Beginning of year	535,356,421	467,235,702

End of year	$612,593,118	$535,356,421

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$7.48	$7.41	$7.22	$7.47	$7.65

Income from investment operations:
Net investment income	0.34	0.36	0.37	0.38	0.37
Net gains/(losses) on securities, both realized and unrealized	0.25	0.07	0.19	(0.25)	(0.18)

Total from investment operations	0.59	0.43	0.56	0.13	0.19
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.37)	(0.38)	(0.37)

Net asset value, end of year	$7.73	$7.48	$7.41	$7.22	$7.47

Total return	8.04%	5.93%	7.94%	1.78%	2.52%
Net assets, end of year (in thousands)	$612,593	$535,356	$467,236	$416,957	$422,996
Ratio of net expenses to average net assets (a)	0.58%	0.59%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	4.45%	4.84%	5.05%	5.17%	4.88%
Portfolio turnover	10.69%	9.99%	9.06%	15.74%	10.69%

(a)	Percentages before custodian expense reduction were:

.60% for 2003, .61% for 2002, .62% for 2001, .63% for 2000, and .63% for 1999.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
51.69% of Net Assets
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA*	$505,000	$551,157
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2006	Aaa/AAA*	1,000,000	1,086,420
Carrollton & Henderson Ky Public Energy Authority Gas Revenue A	5.000	01/01/2009	Aaa/AAA*	3,650,000	4,122,382
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	01/01/2006	Aaa/AAA*	750,000	800,130
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*	500,000	548,290
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*	300,000	333,666
Jefferson County KY School District Finance Corporation S:A	4.900	01/01/2008	Aaa/AAA*	550,000	614,081
Jefferson County KY School District Finance Corporation S:A	5.000	01/01/2009	Aaa/AAA*	750,000	844,605
Jefferson County School District Finance Corporation S:A	3.125	01/01/2011	Aaa/AAA*	2,240,000	2,249,677
Jefferson County KY Capital Project Corporation Lease Revenue A	5.500	04/01/2005	Aaa/AAA*	365,000	392,200
KY Asset/Liability Community General Fund Revenue	3.000	07/15/2011	Aaa/AAA*	2,000,000	1,980,220
Kentucky Asset/Liability Community General Fund Revenue	5.000	07/15/2009	Aaa/AAA*	2,000,000	2,270,340
KY Economic Development Finance Authority Baptist Health Systems	4.750	08/15/2005	Aaa/AAA*	4,000,000	4,230,520
Kentucky Economic Development Finance Authority Ashland Hospital	5.000	02/01/2005	Aaa/AAA*	500,000	528,780
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A/A*	1,000,000	1,104,950
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,105,020
KY Housing Corporation Housing Revenue	4.850	07/01/2004	Aaa/AAA*	1,700,000	1,749,062
KY Housing Corporation Housing Revenue	5.150	07/01/2007	Aaa/AAA*	3,225,000	3,382,670
KY Housing Corporation Housing Revenue	5.300	01/01/2004	Aaa/AAA*	2,250,000	2,290,140
KY State Property & Building Commission Project #69	5.500	08/01/2008	Aaa/AAA*	1,140,000	1,312,357
KY State Property & Building Commission Project #69	5.000	08/01/2008	Aaa/AAA*	1,320,000	1,491,468
KY State Property & Building Commission Project #69	5.000	08/01/2009	Aaa/AAA*	1,620,000	1,838,489
Kentucky State Property & Building Community Project #65	5.750	02/01/2009	Aaa/AAA*	750,000	875,475
KY Property & Building Commission Project#73 Series D	5.500	08/01/2007	Aaa/AAA*	2,000,000	2,270,780
Kentucky State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA*	1,000,000	1,145,630
KY State Turnpike Authority Revitaliation Projects	5.500	07/01/2009	Aaa/AAA*	3,775,000	4,388,891
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*	3,000,000	3,405,690
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	Aaa/AAA*	325,000	355,670
Northern KY University Certificate of Participation Housing Facility	4.500	12/01/2004	Aaa/AAA*	1,000,000	1,049,200
Northern KY University Certificates of Participation Student Housing	5.000	12/01/2007	Aaa/AAA*	1,190,000	1,340,261
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,112,381
University Of Kentucky Consolidated Education Building	4.600	05/01/2011	Aaa/AAA*	650,000	672,003

					51,442,605
LEASE REVENUE BONDS
18.44% of Net Assets
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-*	500,000	547,955
Kenton County KY School District Finance Corporation	5.200	03/01/2005	Aa3/AA-*	500,000	532,260
Kentucky Asset/Liability Community General Fund Project Notes	5.000	02/01/2007	Aa3/AA-*	500,000	554,025
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,478,100
KY Infractructure Authority Series A	5.000	06/01/2010	Aa3/AA-*	2,000,000	2,260,220
KY Infrastructure Authority Government Agency Program	4.000	08/01/2010	A-*	1,000,000	1,056,840
KY Infrastructure Authority Revolving Fund Program	5.000	06/01/2006	Aa3/AA-*	415,000	455,956
KY Interlocal School Transportation Equipment Lease	4.900	03/01/2004	Aa3	500,000	514,235
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/AA-*	10,000	11,502
KY State Property & Building Community Revenue Project #60	5.500	10/01/2008	Aa3/AA-*	500,000	577,380
KY State Property & Building Commission Road Fund Project #73	3.700	11/01/2008	Aa3/AA-*	1,000,000	1,067,300
KY State Property & Building Commission Project #73	5.250	11/01/2008	Aa3/A+*	1,750,000	1,998,343
KY Property & Building Commission Project #73	5.250	11/01/2009	Aa3/AA-*	1,790,000	2,066,501
Kentucky State Property & Building Commission Project #73	5.250	11/01/2010	Aa3/A+*	3,000,000	3,458,460
KY State Property & Building Commission Project #55	4.700	09/01/2004	Aa3/AA-*	1,730,000	1,776,433

					18,355,510
ESCROWED TO MATURITY BONDS
7.18% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR	1,500,000	1,779,015
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA*	4,440,000	5,132,018
Owensboro KY Electric Light & Power Revenue	10.500	01/01/2004	AAA*	220,000	231,427

					7,142,460

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.94% of Net Assets
Kentucky Economic Development Finance Authority Catholic Health	4.250	10/01/2009	A1/AA-*	$255,000	$277,743
Kentucky Economic Development Finance Authority Catholic Health	4.500	10/01/2011	A1/AA-*	1,000,000	1,092,830
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA*	1,790,000	1,991,644
Kentucky Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa2/AA*	2,100,000	2,430,036
Kentucky Economic Development Finance Authority Norton Health	6.125	10/01/2010	BBB+	1,000,000	1,113,260

					6,905,513
MUNICIPAL UTILITY REVENUE BONDS
3.66% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA*	1,290,000	1,441,317
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,095,100
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA*	1,000,000	1,107,620

					3,644,037
GENERAL OBLIGATION BONDS
3.10% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	3,082,291

					3,082,291
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.42% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2	1,500,000	1,519,740
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Baa2	500,000	525,970
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	355,000	367,436

					2,413,146
PREREFUNDED BONDS
2.05% of Net Assets
KY State Property & Building Commission Project #55	4.700	09/01/2004	Aaa/AAA*	300,000	308,091
KY State Property & Building Commission Project #59	5.600	11/01/2007	Aa3/AA*	1,550,000	1,733,303

					2,041,394
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.04% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A2/A	1,000,000	1,033,460

					1,033,460
CERTIFICATES OF PARTICIPATION BONDS
.81% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR/NR	810,000	809,935

					809,935

Total Investments (cost $92,476,146)(a)-97.33% of Net Assets					$96,870,351

*	Standard and Poor's Corporation
All	other ratings by Moody's Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,492,528
Unrealized depreciation	(98,323)

Net unrealized appreciation	$4,394,205

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $92,476,146)		$96,870,351
Cash		3,583,447
Receivable from investments sold		2,245,000
Interest receivable		1,480,497

Total assets		104,179,295
LIABILITIES:
Payable for:
Investments Purchased	$4,327,780
Distributions	256,765
Fund shares redeemed	6,500
Management fee	40,567
Transfer agent	10,262
Other fees	8,081

Total liabilities		4,649,955

NET ASSETS:
Capital		96,129,596
Net accumulated realized loss on investment transactions		(994,461)
Net unrealized appreciation in value of investments		4,394,205

Net assets at value		$99,529,340

NET ASSET VALUE, offering price and redemption price per share ($99,529,340—:—18,305,944 shares outstanding)		$5.44

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$3,753,843

Expenses:
Management fee	455,861
Transfer agent	115,407
Professional fees	11,251
Trustee fees	9,561
Other expenses	50,603

Total expenses	642,683
Custodian expense reductions	(17,631)

Net investment income	3,128,791

Realized and unrealized gain on investments:
Net realized gain	112,593
Net increase in unrealized appreciation	2,113,506

Net realized and unrealized gain on investments	2,226,099

Net increase in net assets resulting from operations	$5,354,890

The acccompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$3,128,791	$2,759,916
Net realized gain/(loss) on investments	112,593	(10,009)
Net increase in unrealized appreciation	2,113,506	942,119

Net increase in net assets resulting from operations	5,354,890	3,692,026
Distributions to shareholders from net investment income	(3,128,791)	(2,759,916)
Net fund share transactions	17,221,036	23,595,448

Total increase	19,447,135	24,527,558
Net assets:
Beginning of year	80,082,205	55,554,647

End of year	$99,529,340	$80,082,205

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$5.30	$5.22	$5.09	$5.20	$5.27

Income from investment operations:
Net investment income	0.19	0.20	0.23	0.21	0.21
Net gains/(losses) on securities, both realized and unrealized	0.14	0.08	0.13	(0.11)	(0.07)

Total from investment operations	0.33	0.28	0.36	0.10	0.14
Less distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.23)	(0.21)	(0.21)

Net asset value, end of year	$5.44	$5.30	$5.22	$5.09	$5.20

Total return	6.23%	5.50%	7.18%	1.95%	2.58%
Net assets, end of year (in thousands)	$99,529	$80,082	$55,555	$51,205	$58,630
Ratio of net expenses to average net assets (a)	0.69%	0.69%	0.70%	0.69%	0.72%
Ratio of net investment income to average net assets	3.43%	3.82%	4.42%	4.06%	3.89%
Portfolio turnover	22.30%	8.04%	22.40%	30.57%	27.38%

(a)	Percentages before custodian expense reduction were:
.71% for 2003, .71% for 2002, .72% for 2001, .71% for 2000 and .74% for 1999.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
72.17% of Net Assets
De Soto County MS School District	4.500	04/04/2016	Aaa	$30,000	$31,646
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa	75,000	81,297
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*	30,000	31,511
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa	20,000	22,046
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA*	50,000	54,699
Madison County MS School District—Series A	5.250	09/01/2020	Aaa/AAA*	25,000	27,306
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	20,000	22,595
MS Development—Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	53,509
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	53,302
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*	10,000	11,154
MS Development BK Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*	25,000	29,506
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/AAA*	105,000	117,563
MS Development BK Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*	10,000	11,528
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	AAA*	5,000	5,737
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*	10,000	11,297
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	AAA*	30,000	34,390
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	AAA*	50,000	52,625
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA*	100,000	109,025
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	53,085
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA*	25,000	26,300
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa	100,000	101,194
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*	100,000	108,435
MS Hospital Equipment & Facilities Singing River Hospital	5.500	03/01/2023	Aaa/AAA*	120,000	120,227
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA*	45,000	48,879
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*	25,000	29,058
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa	75,000	85,937
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA*	150,000	168,575
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa	100,000	96,365
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa	30,000	32,212
Southern MS Education Building Corporation Revenue MS	5.100	03/01/2020	Aaa/AAA*	70,000	74,586
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	11,354
Stone County MS School District	4.000	06/01/2016	Aaa/AAA*	100,000	101,089
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA*	20,000	22,525
University MS Educational Building—Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,555
Walnut Grove Correctional Authority Certificates of Participation	6.000	11/01/2019	Aaa/AAA*	90,000	106,329
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*	15,000	16,449

					1,968,890
PREREFUNDED BONDS
11.59% of Net Assets
MS State Capital Improvements	5.000	11/01/2018	AA*	125,000	143,710
MS State Capital Improvements	5.000	11/01/2020	AA*	50,000	57,484
Mississippi State Capital Improvements	5.000	11/01/2021	AA*	100,000	114,968

					316,162
GENERAL OBLIGATION BONDS
6.36% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/01/2019	A*	35,000	37,879
Hinds County MS School District	4.750	03/01/2015	NR	50,000	52,412
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	A-*	25,000	27,134
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	22,177
MS Development BK Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	11,295
Mississippi State	5.100	11/15/2012	Aa3/AA*	10,000	11,467
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	11,041

					173,405
MUNICIPAL UTILITY REVENUE BONDS
2.39% of Net Assets
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,668

The accompanying notes are an intergral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	$50,000	$54,405

					65,073
ESCROWED TO MATURITY BONDS
2.15% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AAA/Aaa*	25,000	28,215
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	25,000	30,370

					58,585
PUBLIC FACILITIES REVENUE BONDS
1.95% of Net Assets
Mississippi Development Bank Special Obligation—Southaven	6.200	03/01/2020	A*	10,000	10,883
Vicksburg Warren MS School District	4.700	02/01/2017	AA-*	40,000	42,416

					53,299
CERTIFICATES OF PARTICIPATION BONDS
1.56% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa	40,000	42,496

					42,496
STATE AND LOCAL MORTGAGE REVENUE BONDS
.19% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A	5.350	12/01/2014	Aaa	5,000	5,329

					5,329

Total Investments (cost $2,492,962)(a)—98.36% of Net Assets					$2,683,239

* Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$195,413
Unrealized depreciation	(5,136)

Net unrealized appreciation	$190,277

The accompanying notes are an intergral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $2,492,962)		$2,683,239
Cash		30,605
Interest receivable		42,681
Receivable from Advisor		4,198
Prepaid expenses		132

Total assets		2,760,855
LIABILITIES:
Payable for:
Distributions	$27,445
Fund shares redeemed	100
Transfer agent	5,415

Total liabilities		32,960

NET ASSETS:
Capital		2,536,865
Net accumulated realized gain on investment transactions		753
Net unrealized appreciation in value of investments		190,277

Net assets at value		$2,727,895

NET ASSET VALUE, offering price and redemption price per share ($2,727,895 –:– 232,399 shares outstanding)		$11.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$111,541

Expenses:
Management fee	11,797
Transfer agent	3,539
Custodian fees	4,800
Professional fees	1,787
Trustee fees	244
Other expenses	3,521

Total expenses	25,688
Expenses reimbursed by Investment Advisor	(13,102)
Custodian expense reductions	(4,800)

Net investment income	103,755

Realized and unrealized gain on investments:
Net realized gain	753
Net increase in unrealized appreciation	145,662

Net realized and unrealized gain on investments	146,415

Net increase in net assets resulting from operations	$250,170

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$103,755	$64,095
Net realized gain on investments	753	91
Net increase in unrealized appreciation	145,662	22,145

Net increase in net assets resulting from operations	250,170	86,331
Distributions to shareholders from net investment income	(103,755)	(64,095)
Distributions to shareholders from capital gain	(91)	0
Net fund share transactions	752,982	990,233

Total increase	899,306	1,012,469
Net assets:
Beginning of year	1,828,589	816,120

End of year	$2,727,895	$1,828,589

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

				The period 1/1/2000 to 6/30/00 (a)
	For the years ended June 30,
	2003	2002	2001
Net asset value, beginning of year	$11.00	$10.83	$10.35	$10.00

Income from investment operations:
Net investment income	0.50	0.54	0.55	0.27
Net gains on securities, both realized and unrealized	0.74	0.17	0.48	0.35

Total from investment operations	1.24	0.71	1.03	0.62
Less distributions:
Distributions from net investment income	(0.50)	(0.54)	(0.55)	(0.27)

Net asset value, end of year	$11.74	$11.00	$10.83	$10.35

Total return	11.53%	6.67%	10.19%	6.24	% (c)
Net assets, end of year (in thousands)	$2,728	$1,829	$816	$238
Ratio of net expenses to average net assets (d)	0.33%	0.27%	0.21%	0.50	% (b)
Ratio of net investment income to average net assets	4.37%	4.87%	5.18%	5.31	% (b)
Portfolio turnover	2.36%	3.40%	0.00%	0.00%

(a)	Commencement of operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized
(d)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.55% and .20% for 2003, .60% and .37% for 2002, .92% and 1.02% for 2001 and 2.85% and 1.39% for 2000 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

INSURED MUNICIPAL BONDS
54.29% of Net Assets
Appalacian State University NC Revenue	5.125	05/01/2021	Aaa		$1,000,000	$1,078,860
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA*		500,000	532,430
Craven NC Regional Medical Authority Health Care Facilities	5.625	10/01/2017	Aaa/AAA*		10,000	10,294
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*		500,000	535,230
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	Aa/AA*		1,000,000	1,051,890
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*		250,000	282,073
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*		500,000	553,435
Elizabeth City NC Housing Developement Mortgage Revenue	6.125	04/01/2023	Aa		140,000	145,671
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA*		850,000	941,154
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA*		500,000	567,695
Greenville NC Housing Developement Corp Series A	5.800	07/01/2024	Aaa/AAA*		35,000	35,712
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*		1,000,000	1,092,110
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*		100,000	106,143
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*		250,000	267,913
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*		100,000	109,616
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*		1,110,000	1,174,413
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA*		1,000,000	1,066,190
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*		600,000	641,370
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*		630,000	657,329
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*		150,000	150,540
NC Eastern Municipal Power Agency Power System Revenue	5.750	01/01/2019	Aaa/AAA*		100,000	101,502
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*		345,000	387,756
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*		1,000,000	1,064,510
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*		50,000	56,410
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*		60,000	67,340
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*		500,000	533,005
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA*		350,000	358,257
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*		500,000	532,685
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	Aaa/AAA*		5,000	5,646
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA*		50,000	54,658
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*		80,000	87,657
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*		500,000	533,020
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*		700,000	754,103
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*		100,000	113,901
Pitt County NC Certificates of Participation Public Facilities	5.500	04/01/2020	Aaa/AAA*		500,000	555,315
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa		1,000,000	1,089,940
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa		1,000,000	1,052,450
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*		500,000	560,880
Union County NC Enterprise System Revenue	5.500	06/01/2021	Aaa/AAA*		245,000	267,136
Union County NC Enterprise System	4.100	06/01/2021	Aaa/AAA*		1,185,000	1,154,119
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*		500,000	549,495
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA	*	120,000	132,944
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*		500,000	513,000
University of NC at Winston-Salem Student Services Revenue	5.400	06/01/2012	Aaa/AAA*		10,000	10,917

						21,536,714
HOSPITAL AND HEALTHCARE REVENUE BONDS
15.09% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.750	01/15/2021	Aa3/AA*		250,000	262,998
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.875	01/15/2026	Aa3/AA*		50,000	52,637
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000	01/15/2017	Aa3/AA*		750,000	775,253
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*		1,000,000	1,022,760

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

NC Medical Care Community Hospital Revenue-Carolina Medicorp	5.500	05/01/2015	Aa3/AA*	$70,000	$71,726
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	06/01/2017	Aa3/AA*	900,000	952,290
NC Medical Care Community Hospital Revenue-Duke Univ Hosp	5.250	06/01/2021	Aa3/AA*	150,000	153,657
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	155,558
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/01/2013	Aa3/AA*	800,000	865,688
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/01/2018	Aa3/AA-*	500,000	517,275
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/01/2014	A1/AA-*	35,000	35,904
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/01/2020	A1/AA-*	1,100,000	1,121,802

					5,987,548
PREREFUNDED BONDS
8.85% of Net Assets
Fayetteville NC Public Works Community Revenue	5.100	03/01/2015	Aaa/AAA*	400,000	451,012
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/AA*	55,000	63,355
Greenville NC Enterprise System Revenue	6.000	09/01/2010	A1/A+*	100,000	107,860
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*	15,000	18,253
North Carolina Public Improvement	5.250	03/01/2016	Aaa/AAA*	1,000,000	1,167,657
Orange NC Water & Sewer Revenue Bond Prerefunded	5.200	07/01/2016	Aa1/AA*	65,000	66,308
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AAA*	325,000	358,166
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	A1/AA*	105,000	117,202
Winston-Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA*	1,000,000	1,162,820

					3,512,633
CERTIFICATES OF PARTICIPATION BONDS
8.19% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-	650,000	690,144
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+	700,000	780,619
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+	400,000	428,884
Forsyth County NC Certificates of Participation	5.125	10/01/2017	Aa1/AA+	500,000	551,685
New Hanover County NC Certificates of Participation	5.000	03/01/2020	Aaa/AAA	750,000	797,138

					3,248,470
GENERAL OBLIGATION BONDS
5.30% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA*	1,000,000	1,079,500
Charlotte NC Series A	4.500	07/01/2021	Aaa/AAA*	1,000,000	1,024,290

					2,103,790
PUBLIC FACILITIES REVENUE BONDS
2.03% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa/AA*	700,000	739,347
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	20,000	21,564
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-*	40,000	43,128

					804,039
MUNICIPAL UTILITY REVENUE BONDS
1.83% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa1/AA+*	520,000	576,956
Orange NC Water & Sewer Authority Revenue	5.200	07/01/2016	Aa/AA*	145,000	147,917

					724,873
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.16% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA*	95,000	99,638
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	65,000	69,035

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+	*	$80,000	$84,339
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA	*	100,000	106,907
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2		100,000	100,252

						460,171

Total Investments (cost $35,889,204)(a)—96.74% of Net Assets						$38,378,238

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,512,899
Unrealized depreciation	(23,865)

Net unrealized appreciation	$2,489,034

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $35,889,204)		$38,378,238
Cash		1,314,075
Interest receivable		409,425

Total assets		40,101,738
LIABILITIES:
Payable for:
Distributions	$387,355
Fund shares redeemed	23,823
Management fee	17,349
Transfer agent	4,674
Other fees	624

Total liabilities		433,825

NET ASSETS:
Capital		38,186,326
Net accumulated realized loss on investment transactions		(1,007,447)
Net unrealized appreciation in value of investments		2,489,034

Net assets at value		$39,667,913

NET ASSET VALUE, offering price and redemption price per share ($39,667,913 –:– 3,568,504 shares outstanding)		$11.12

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:	$1,796,172
Interest income

Expenses:	180,818
Management fee	49,396
Transfer agent	5,559
Professional fees	3,791
Trustee fees	22,668
Other expenses
262,232
Total expenses	(7,901)
Expenses reimbursed by Investment Advisor	(9,118)
Custodian expense reductions
1,550,959
Net investment income

Realized and unrealized gain/(loss) on investments:	(863,370)
Net realized loss	2,292,076
Net increase in unrealized appreciation
1,428,706
Net realized and unrealized gain on investments
$2,979,665
Net increase in net assets resulting from operations

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$1,550,959	$1,357,245
Net realized loss on investments	(863,370)	(13,907)
Net increase in unrealized appreciation	2,292,076	133,337

Net increase in net assets resulting from operations	2,979,665	1,476,675
Distributions to shareholders from net investment income	(1,550,959)	(1,357,245)
Net fund share transactions	5,654,610	6,519,767

Total increase	7,083,316	6,639,197
Net assets:
Beginning of year	32,584,597	25,945,400

End of year	$39,667,913	$32,584,597

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.68	$10.63	$10.21	$10.61	$10.82

Income from investment operations:
Net investment income	0.47	0.49	0.50	0.51	0.50
Net gains/(losses) on securities, both realized and unrealized	0.44	0.05	0.42	(0.40)	(0.20)

Total from investment operations	0.91	0.54	0.92	0.11	0.30
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	(0.01)	(0.01)
Distributions from net investment income	(0.47)	(0.49)	(0.50)	(0.50)	(0.50)

Net asset value, end of year	$11.12	$10.68	$10.63	$10.21	$10.61

Total return	8.70%	5.19%	9.09%	1.07%	2.71%
Net assets, end of year (in thousands)	$39,668	$32,585	$25,945	$21,660	$19,456
Ratio of net expenses to average net assets (a)	0.68%	0.57%	0.55%	0.55%	0.45%
Ratio of net investment income to average net assets	4.29%	4.60%	4.71%	4.92%	4.74%
Portfolio turnover	7.99%	6.60%	19.71%	16.14%	11.70%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.
Expenses reimbursed by Adviser and custodian expense reduction were:
.02% and .03% for 2003, .14% and .03% for 2002, .16% and .03% for 2001, .17% and .03% for 2000, and .32% and .04% for 1999 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
40.81% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	06/01/2005	Aaa/AAA*	$50,000	$53,108
Carteret County NC General Obligation	5.400	05/01/2009	Aaa/AAA*	100,000	110,685
Catawba County NC Hospital Revenue Catawba Memorial Hospital	4.000	10/01/2003	Aaa/NR	110,000	110,974
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*	100,000	109,878
Coastal Regulation Solid Waste Management Authority NC	4.250	06/01/2005	Aaa/AAA*	125,000	132,309
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*	150,000	160,764
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments	6.500	01/01/2005	Aaa/AAA*	15,000	15,920
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA*	100,000	108,129
Harnett County Nc Certificates Of Participation	5.250	12/01/2009	Aaa/AAA*	240,000	279,379
Harnett County NC Certificates of Participation	4.250	12/01/2011	Aaa/AAA*	150,000	163,041
Haywood County NC Certificates of Participation	4.000	10/01/2009	Aaa/AAA*	400,000	434,036
Johnston County NC Certificates of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA*	100,000	111,918
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*	200,000	223,962
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*	100,000	109,281
North Carolina Medical Care Community Hospital Chatham Memo	3.625	10/01/2010	AA	100,000	102,467
NC Capital Facility Finance Agency Johnson & Wales University	5.000	04/01/2009	Aaa/AAA*	200,000	226,972
North Carolina Eastern Municipal Power Agency Power Sys Revenue	6.125	01/01/2009	A/A*	120,000	136,220
NC Medical Care Community Hospital-High Point Health System	4.400	10/01/2003	Aaa/AAA*	50,000	50,490
NC Municipal Power Agency Number 1-Catawba Electric	6.000	01/01/2008	Aaa/AAA*	250,000	289,930
North Carolina Municipal Power Agency No.1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*	200,000	236,372
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	AA*	60,000	62,641
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	83,856
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/01/2006	Aaa/NR	100,000	108,067
North Carolina Medical Care Community Hospital Rex Healthcare	5.250	06/01/2008	Aaa/AAA*	450,000	512,528
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*	125,000	138,093
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*	200,000	228,464
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	07/01/2011	Aaa/AAA*	200,000	226,696
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*	100,000	111,202
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA*	145,000	164,666
Union County NC Enterprise System	2.700	06/01/2010	Aaa/AAA*	350,000	346,721
University NC System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA*	200,000	227,168
Wilson County NC General Obligation	5.000	06/01/2010	Aaa/AAA*	250,000	284,373

					5,660,310
GENERAL OBLIGATION BONDS
17.28% of Net Assets
Caldwell County NC General Obligation	6.000	02/01/2005	A1/A*	50,000	50,914
Cary NC General Obligation	4.250	03/01/2008	Aaa/AAA*	400,000	436,556
Durham NC Certificates of Participation	5.100	06/01/2005	Aa1/AA+*	100,000	107,120
Forsyth County Nc Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA*	250,000	276,828
Hickory Nc General Obligation	4.300	05/01/2006	Aa3/AA-*	80,000	86,033
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA-*	150,000	167,750
NC State General Obligation Series A	4.750	04/01/2006	Aaa/AAA*	200,000	217,686
North Carolina State General Obligation Series A	4.750	04/01/2008	Aa1/AAA*	100,000	111,635
North Carolina State General Obligation Series A	4.750	04/01/2010	Aaa/AAA*	100,000	110,104
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*	150,000	165,794
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*	50,000	55,130
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*	115,000	126,068
Wake County NC General Obligation Unlimited	4.500	03/01/2009	Aaa/AAA*	250,000	268,358
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA*	200,000	216,308

					2,396,284
HOSPITAL AND HEALTHCARE REVENUE BONDS
12.56% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care Systems	5.400	01/15/2007	Aa3/AA*	200,000	217,430
Cumberland County NC Hospital Facility Revenue	4.100	10/01/2003	A3/A-*	175,000	176,143
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*	200,000	213,948
NC Community Health Care Facility Duke Hospital	4.100	06/01/2005	Aa3/AA*	100,000	104,900
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*	200,000	216,554
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-*	275,000	293,750
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	325,000	356,366

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

North Carolina Medical Care Community Hospital St Joseph	4.300	10/01/2007	Aa3/AA*	$150,000	$163,674

					1,742,765
CERTIFICATES OF PARTICIPATION BONDS
11.29% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-*	55,000	59,617
Cabarrus County NC Certificates of Participation	4.500	04/01/2009	Aa3/AA-*	100,000	110,369
Charlotte NC Certificates of Participation Series D	5.750	06/01/2006	Aa1/AA+*	100,000	111,850
Charlotte NC Certificates of Participation Series D	5.750	06/01/2007	Aa1/AA+*	100,000	114,270
Charlotte NC Certificates of Participation Series D	5.750	06/01/2008	Aa1/AA+*	100,000	116,110
Charlotte NC Certificates of Participation Series B	5.000	06/01/2009	Aa1/AA+*	100,000	113,497
Durham County Nc Certificates of Participation	4.750	05/01/2009	Aa1/AA+*	210,000	234,704
Durham County NC Certificates of Participation Series B	4.950	12/01/2005	Aa1/AA+*	130,000	140,875
Durham NC Certificates of Participation Series B	5.000	06/01/2008	Aa1/AA+*	100,000	111,056
Durham NC Certificates Of Participation	5.000	04/01/2010	Aa1/AA+*	300,000	339,156
Forsyth County NC Certificates of Participation	5.000	10/01/2009	Aa1/AA+*	100,000	114,074

					1,565,578
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.96% of Net Assets
North Carolina Raleigh State University Revenue	5.000	10/01/2011	Aa3/AA*	530,000	604,044
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+*	195,000	223,275

					827,319
LEASE REVENUE BONDS
3.76% of Net Assets
Greensboro Nc Enterprise System Revenue Combination Ser-A	4.800	06/01/2012	Aa3/AA-*	75,000	82,139
Raleigh NC Combination Enterprise System Revenue	5.000	03/01/2009	Aa1/AAA*	150,000	166,871
Winston Salem NC Certificates of Participation Series A	3.950	06/01/2009	Aa1/AA+*	100,000	107,587
Winston-Salem NC Water & Sewer System Revenue	4.500	06/01/2011	Aa/AAA*	150,000	165,528

					522,125
ESCROWED TO MATURITY BONDS
1.68% of Net Assets
North Carolina Municipal Power Agency No 1 Catawba Electric	10.500	01/01/2010	Aaa/AAA*	180,000	232,364

					232,364
MUNICIPAL UTILITY REVENUE BONDS
.79% of Net Assets
Orange County Water & Sewer Authority Revnue	4.350	07/01/2010	Aa1/AA*	100,000	109,297

					109,297

Total Investments (cost $12,481,487)(a)—94.13% of Net Assets					$13,056,042

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$588,427
Unrealized depreciation	(13,872)

Net unrealized appreciation	$574,555

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX–FREE SHORT–TO–MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $12,481,487)		$13,056,042
Cash		690,135
Receivable for investments sold		20,000
Interest receivable		146,624

Total assets		13,912,801
LIABILITIES:
Payable for:
Distributions	$33,062
Management fee	2,797
Transfer agent	1,656
Other fees	4,684

Total liabilities		42,199

NET ASSETS:
Capital		13,324,188
Net accumulated realized loss on investment transactions		(28,141)
Net unrealized appreciation in value of investments		574,555

Net assets at value		$13,870,602

NET ASSET VALUE, offering price and redemption price per share $13,870,602–:–1,278,462 shares outstanding)		$10.85

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$401,833

Expenses:
Management fee	53,255
Transfer agent	15,977
Custodian fees	4,800
Professional fees	2,788
Trustee fees	1,096
Other expenses	7,706
Total expenses	85,622
Expenses reimbursed by Investment Advisor	(27,908)
Custodian expense reductions	(4,800)

Net investment income	348,919

Realized and unrealized gain on investments:
Net realized gain	2,510
Net increase in unrealized appreciation	347,088

Net realized and unrealized gain on investments	349,598

Net increase in net assets resulting from operations	$698,517

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$348,919	$246,440
Net realized gain on investments	2,510	2,028
Net increase in unrealized appreciation	347,088	149,416

Net increase in net assets resulting from operations	698,517	397,884
Distributions to shareholders from net investment income	(348,919)	(246,440)
Net fund share transactions	4,261,235	4,233,407

Total increase	4,610,833	4,384,851
Net assets:
Beginning of year	9,259,769	4,874,918

End of year	$13,870,602	$9,259,769

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.47	$10.25	$9.94	$10.09	$10.24

Income from investment operations:
Net investment income	0.35	0.38	0.40	0.39	0.39
Net gains/(losses) on securities, both realized and unrealized	0.38	0.22	0.31	(0.15)	(0.15)

Total from investment operations	0.73	0.60	0.71	0.24	0.24
Less distributions:
Distributions from net investment income	(0.35)	(0.38)	(0.40)	(0.39)	(0.39)

Net asset value, end of year	$10.85	$10.47	$10.25	$9.94	$10.09

Total return	7.10%	5.99%	7.24%	2.47%	2.35%
Net assets, end of year (in thousands)	$13,871	$9,260	$4,875	$4,246	$3,938
Ratio of net expenses to average net assets (a)	0.50%	0.48%	0.48%	0.48%	0.44%
Ratio of net investment income to average net assets	3.28%	3.69%	3.93%	3.94%	3.78%
Portfolio turnover	19.12%	13.65%	7.29%	25.85%	25.54%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

Expenses reimbursed by Adviser and custodian expense reduction were:

.26% and .04% for 2003, .31% and .07% for 2002, .30% and .11% for 2001, .32% and .11% for 2000, and .34% and .17% for 1999 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds—100%

June 30, 2003

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
33.15% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger	5.625	10/01/2018	Aaa/AAA*	$30,000	$30,828
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa	200,000	225,062
Coffee County TN Public Building Authority Revenue	4.125	06/01/2020	Aaa/NR	990,000	983,407
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	55,323
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*	800,000	849,568
Giles County TN	4.500	02/01/2018	Aaa/A2*	1,000,000	1,049,750
Greater Tennessee Housing Assistance Refunding	7.250	07/01/2024	Aaa/AAA*	5,000	5,005
Hawkins County TN Refunding General Obligation Bond	4.750	05/01/2017	AAA*	200,000	212,594
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	331,322
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	AAA*	1,000,000	1,080,140
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*	1,000,000	1,246,060
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/NR	710,000	728,325
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	500,000	542,740
Knox County/Chapman TN Utility District Water & Sewer	6.000	01/01/2014	Aaa/AAA*	40,000	41,732
Knox County TN Health Educational & Housing Facs Baptist	5.500	04/15/2017	AAA*	1,315,000	1,433,705
Knox County TN Health Educational & Housing Facs Ft Sanders	6.250	01/01/2013	Aaa/AAA*	10,000	12,162
Knox County TN Health Educational & Housing Facs Mercy	5.875	09/01/2015	Aaa/AAA*	15,000	15,400
Knox County TN Health Educational & Housing Facs Mercy	6.000	09/01/2019	Aaa/AAA*	100,000	102,795
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	AAA*	1,000,000	1,043,820
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa	400,000	444,192
Knoxville TN Development Corp Housing Revenue Morningside	6.100	07/20/2020	A+	500,000	505,340
Memphis/Shelby County TN Airport Revenue Refunding	5.650	09/01/2015	Aaa/AAA*	55,000	56,566
Metropolitan Nashville & Davidson County TN Adventist	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,262,091
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*	100,000	111,818
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*	350,000	388,399
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*	1,000,000	1,068,810
North Anderson TN Utility District Waterworks Revenue	5.600	01/01/2015	Aaa/AAA*	100,000	107,602
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa/NR	265,000	280,646
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*	100,000	107,086
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*	150,000	156,674
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*	680,000	739,908
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*	690,000	768,039
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*	500,000	531,585
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*	1,000,000	978,570
TN Housing Development Agency Homeownership Program	5.900	07/01/2017	Aaa/AAA*	30,000	30,601
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	Aaa/AAA*	85,000	86,703
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	Aaa/AAA*	90,000	91,804
TN Housing Development Agency Mortgage Finance Program	6.200	07/01/2018	Aaa/AAA*	665,000	694,539
Wilson County TN Referendum	5.000	04/01/2018	Aaa/NR	1,000,000	1,099,610

					19,500,321
STATE AND LOCAL MORTGAGE REVENUE BONDS
16.72% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	03/01/2021	A*	450,000	431,541
Memphis TN Health Education & Housing Board Riverdale Plaza	6.350	07/20/2028	AAA*	280,000	287,468
Memphis TN Health Education & Housing Board River Trace II	6.250	10/01/2013	Aaa	50,000	52,467
Metropolitan Nashville & Davidson County TN Hermitage Apts	5.900	02/01/2019	A*	645,000	657,474
Murfreesboro TN Housing Authority Westbrooks Towers Project	5.875	01/15/2010	A*	310,000	316,451
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	07/01/2018	A*	3,800,000	3,828,570
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	07/01/2028	A*	500,000	494,255
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2018	A*	125,000	126,344
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2024	A*	50,000	50,346
Shelby County TN Health Educational & Housing Harbour Apts	5.750	04/15/2011	A*	100,000	101,337
TN Housing Development Agency Homeownership Program	6.700	07/01/2012	Aa2/AA*	20,000	20,401
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	213,158
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	1,490,000	1,562,235

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

TN Housing Development Agency Mortgage Finance Program	5.700	01/01/2008	AA	$100,000	$102,006
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	A1/AA*	120,000	122,406
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	A1/AA*	710,000	724,228
TN Housing Development Agency Series 2001—3B	5.250	01/01/2020	Aa2/AA*	705,000	744,078

					9,834,765
HOSPITAL AND HEALTHCARE REVENUE BONDS
13.31% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa3/AA-*	1,000,000	1,031,620
Knox County TN Health Educational & Housing Facs University	5.750	04/01/2019	Baa1/NR	1,000,000	1,016,140
Metropolitan Nashville & Davidson County TN Adventist	6.250	11/15/2015	A3/A*	1,100,000	1,193,632
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	AA*	1,595,000	1,704,912
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	1,000,000	1,064,800
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,740,095
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/01/2014	A-	75,000	80,003

					7,831,202
GENERAL OBLIGATION BONDS
11.41% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,057,540
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	329,370
Memphis TN General Obligation	5.250	04/01/2016	Aa2/AA*	610,000	665,986
Memphis TN Referendum—General Improvement	5.000	11/01/2015	Aa2/AA*	1,250,000	1,427,038
Memphis TN General Improvement	4.500	05/01/2022	Aa2/AA*	1,000,000	1,003,100
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA*	500,000	532,550
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa/AA*	100,000	110,000
Shelby County TN General Obligation	5.625	04/01/2014	Aa3/AA+*	60,000	64,729
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1/NR	645,000	698,006
Wilson County TN General Obligation Refunding	5.100	05/01/2016	AAA/NR	745,000	824,454

					6,712,773
MUNICIPAL UTILITY REVENUE BONDS
10.27% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*	1,500,000	1,633,335
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/NR	1,000,000	1,075,070
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA*	700,000	755,454
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*	435,000	464,658
Metropoliton Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*	700,000	765,674
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa/AA*	1,085,000	1,159,908
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,640

					6,039,739
PREREFUNDED BONDS
5.08% of Net Assets
Collierville TN General Obligation Improvement	5.900	05/01/2012	Aa2	30,000	31,899
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	A-*	200,000	234,250
Franklin TN Industrial Development Board Sussex Downs LTD	6.250	06/01/2007	NR	30,000	32,426
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	6,050
Knoxville TN Gas System Revenue	5.400	03/01/2015	Aa3/AA*	100,000	104,002
Marion County TN General Obligation	6.000	04/01/2018	Aaa/NR	950,000	1,133,265
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	76,108
Milan TN Special School District	6.750	04/01/2013	Aaa/AAA*	60,000	63,827
Shelby County TN General Obligation	5.625	04/01/2014	AA+*	20,000	21,737
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.250	10/01/2009	A-*	30,000	32,580
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.450	10/01/2014	A-*	40,000	43,539
Williamson County TN General Obligation	5.375	03/01/2019	Aa1/NR	1,000,000	1,160,240
Williamson County TN General Obligation	5.600	09/01/2010	Aa	45,000	48,400

					2,988,323

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

ESCROWED TO MATURITY BONDS
3.98% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA	$2,000,000	$2,115,040
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A*	200,000	223,436

					2,338,476
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.07% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3	10,000	10,530
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,793,449

					1,803,979
LEASE REVENUE BONDS
0.61% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa/BBB*	250,000	263,875
TN Local Development Authority Student Loan Program	5.750	03/01/2011	AA/AA-*	90,000	92,029

					355,904
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
0.54% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	25,558
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	31,085
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	31,520
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	126,502
Maury County TN Pollution Control Revenue Saturn Corp Project	6.500	09/01/2024	A3/BBB+*	100,000	103,910

					318,575

Total Investments (cost $54,589,942)(a)—98.14% of Net Assets					$57,724,057

*       Standard and Poor’s Corporation

         All other ratings by Moody’s Investors Service, Inc

NR   Not Rated

#       Bond ratings are unaudited

(a)    Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,272,610
Unrealized depreciation	(138,495)

Net unrealized appreciation	$3,134,115

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $54,589,942)		$57,724,057
Cash		485,434
Receivable from investments sold		320,000
Interest receivable		973,906

Total assets		59,503,397

LIABILITIES:
Payable for:
Distributions	$566,454
Fund shares redeemed	90,203
Management fee	24,352
Transfer agent	6,338
Other fees	186

Total liabilities		687,533

NET ASSETS:
Capital		56,595,209
Net accumulated realized loss on investment transactions		(913,460)
Net unrealized appreciation in value of investments		3,134,115

Net assets at value		$58,815,864

NET ASSET VALUE, offering price and redemption price per share
($58,815,864 –:– 5,223,746 shares outstanding)		$11.26

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$2,713,750

Expenses:
Management fee	273,337
Transfer agent	71,601
Professional fees	7,250
Trustee fees	5,736
Other expenses	17,205

Total expenses	375,129
Expenses reimbursed by Investment Advisor	(8,429)
Custodian expense reductions	(12,320)

Net investment income	2,359,370

Realized and unrealized gain/(loss) on investments:
Net realized loss	(22,866)
Net increase in unrealized appreciation	2,154,371

Net realized and unrealized gain on investments	2,131,505

Net increase in net assets resulting from operations	$4,490,875

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$2,359,370	$2,236,740
Net realized gain/(loss) on investments	(22,866)	143,434
Net increase in unrealized appreciation	2,154,371	243,343

Net increase in net assets resulting from operations	4,490,875	2,623,517
Distributions to shareholders from net investment income	(2,359,370)	(2,236,740)
Net fund share transactions	8,157,141	3,105,488

Total increase	10,288,646	3,492,265
Net assets:
Beginning of year	48,527,218	45,034,953

End of year	$58,815,864	$48,527,218

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.82	$10.72	$10.32	$10.77	$10.97

Income from investment operations:
Net investment income	0.48	0.52	0.52	0.53	0.54
Net gains/(losses) on securities, both realized and unrealized	0.44	0.10	0.40	(0.45)	(0.19)

Total from investment operations	0.92	0.62	0.92	0.08	0.35
Less distributions:
Distributions from capital gains	—	—	—	—	(0.01)
Distributions from net investment income	(0.48)	(0.52)	(0.52)	(0.53)	(0.54)

Net asset value, end of year	$11.26	$10.82	$10.72	$10.32	$10.77

Total return	8.65%	5.85%	9.08%	0.84%	3.03%
Net assets, end of year (in thousands)	$58,816	$48,527	$45,035	$40,524	$46,086
Ratio of net expenses to average net assets (a)	0.65%	0.54%	0.54%	0.54%	0.48%
Ratio of net investment income to average net assets	4.32%	4.77%	4.90%	5.09%	4.71%
Portfolio turnover	8.36%	11.85%	22.31%	8.80%	14.76%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

Expenses reimbursed by Adviser and custodian expense reduction were:

.01% and .02% for 2003, .16% and .02% for 2002, .15% and .02% for 2001, .13% and .02% for 2000, and .21 and .02% for 1999 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
54.10% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625	10/01/2009	Aaa/AAA*	$715,000	$835,445
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*	50,000	53,968
Columbia Tn Waterworks Revenue Bonds	5.000	12/01/2008	Aaa/AAA*	100,000	114,064
Dickson Tn Electric System Revenue	3.500	09/01/2008	Aaa/AAA*	300,000	318,045
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa/AAA*	100,000	111,162
Hardeman County TN Corrctional Facility Revenue	7.000	08/01/2005	A/A*	240,000	264,132
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*	315,000	346,991
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*	125,000	142,243
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	332,874
Knox County TN Health Education & Housing Baptist Health Services	5.000	04/15/2006	Aaa/AAA*	100,000	109,187
Knox County Utility District Water & Sewer Revenue	5.250	12/01/2006	Aaa/AAA*	220,000	227,920
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA*	270,000	296,895
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*	250,000	269,375
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*	150,000	170,628
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa/AAA*	400,000	436,352
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa/NR	400,000	449,652
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*	250,000	269,278
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*	200,000	215,100
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*	220,000	240,953
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*	250,000	284,605
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*	100,000	110,652
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*	100,000	110,124
Shelby County TN Health Education & Housing Facility Rhodes	4.350	08/01/2006	Aaa/AAA*	100,000	107,902
Sullivan County TN Wellmont Hospital Health System Project	3.000	09/01/2009	Aa/AA*	475,000	474,720
Sullivan County TN Health Educational & Housing Facility Board	5.000	09/01/2011	NR/AA*	335,000	364,708
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*	500,000	560,715
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*	150,000	168,929
Tennergy Corporation TN Gas Revenue	4.128	06/01/2009	Aaa/AAA*	100,000	107,875
Tennessee Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*	100,000	108,488
TN Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*	210,000	234,629
Tennessee Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*	300,000	335,184
TN Energy Acquisition Corporation Gas Revenue	4.500	09/01/2008	Aaa/AAA*	295,000	325,541
TN State General Obligation	5.250	02/01/2008	Aaa/AAA*	140,000	158,200

					8,656,536
GENERAL OBLIGATION BONDS
11.69% of Net Assets
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1/NR	100,000	108,858
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	101,556
Metropolitan Government Nashville & Davidson County TN	4.250	11/15/2007	Aa2/AA*	100,000	109,290
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	334,038
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	282,428
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	217,854
Shelby County Tn Public Improvement General Obligation	5.625	06/01/2004	Aa3/AA+*	250,000	260,765
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa3/AA+*	100,000	115,687
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*	300,000	339,264

					1,869,740
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.18% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*	700,000	777,875
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*	100,000	107,629
Metropolitan Government Nashville & Davidson Counties TN	4.300	08/01/2004	NR/AA*	100,000	103,322

					988,826
PREREFUNDED BONDS
3.58% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa/NR	100,000	112,008
Marion County TN General Obligation	6.000	04/01/2024	Aaa/AAA*	200,000	236,458

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDUIM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value

Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA	*	$200,000	$224,848

						573,314
LEASE REVENUE BONDS
3.41% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Express	5.000	09/01/2009	Baa2BBB		250,000	270,778
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-	*	255,000	274,110

						544,888
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.47% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	01/01/2008	Aa3/AA	*	250,000	288,195
Tennessee State School Board Authority Higher Education Facilities	4.800	05/01/2014	Aa2/AA	*	100,000	106,788

						394,983
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.16% of Net Assets
^Shelby County TN Multi-Family Housing Memphis	5.000	01/01/2009	NR		240,000	146,400
TN Housing Development Mortgage Agency	5.500	01/01/2005	A1/AA	*	195,000	198,916

						345,316
MUNICIPAL UTILITY REVENUE BONDS
1.86% of Net Assets
Knoxville Tn Gas Revenue System	4.750	03/01/2010	Aa3/AA	*	170,000	189,703
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA	*	100,000	108,534

						298,237
ESCROWED TO MATURITY BONDS
0.36% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/01/2004	AAA/NR		55,000	57,327

						57,327

Total Investments (cost $13,091,049)(a)—85.81% of Net Assets						$13,729,167

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore non-income producing

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$720,443
Unrealized depreciation	(82,325)

Net unrealized appreciation	$638,118

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $13,091,049)		$13,729,167
Cash		2,063,448
Receivable for investments sold		110,000
Interest receivable		142,076

Total assets		16,044,691
LIABILITIES:
Payable for:
Distributions	$37,052
Management fee	3,177
Transfer agent	1,758
Other fees	3,101

Total liabilities		45,088

NET ASSETS:
Capital		15,415,046
Net accumulated realized loss on investment transactions		(53,561)
Net unrealized appreciation in value of investments		638,118

Net assets at value		$15,999,603

NET ASSET VALUE, offering price and redemption price per share ($15,999,603 –:– 1,466,470 shares outstanding)		$10.91

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$508,826

Expenses:
Management fee	67,231
Transfer agent	20,169
Professional fees	3,144
Trustee fees	1,404
Other expenses	10,986

Total expenses	102,934
Expenses reimbursed by Investment Advisor	(31,298)
Custodian expense reductions	(4,860)

Net investment income	442,050

Realized and unrealized gain on investments:
Net realized gain	7,935
Net increase in unrealized appreciation	468,165

Net realized and unrealized gain on investments	476,100

Net increase in net assets resulting from operations	$918,150

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$442,050	$296,701
Net realized gain/(loss) on investments	7,935	2,876
Net increase in unrealized appreciation	468,165	105,607

Net increase in net assets resulting from operations	918,150	405,184
Distributions to shareholders from net investment income	(442,050)	(296,701)
Net fund share transactions	4,157,746	4,041,023

Total increase	4,633,846	4,149,506
Net assets:
Beginning of year	11,365,757	7,216,251

End of year	$15,999,603	$11,365,757

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.50	$10.35	$10.18	$10.33	$10.44

Income from investment operations:
Net investment income	0.35	0.40	0.42	0.41	0.39
Net gains/(losses) on securities, both realized and unrealized	0.41	0.15	0.17	(0.15)	(0.11)

Total from investment operations	0.76	0.55	0.59	0.26	0.28
Less distributions:
Distributions from net investment income	(0.35)	(0.40)	(0.42)	(0.41)	(0.39)

Net asset value, end of year	$10.91	$10.50	$10.35	$10.18	$10.33

Total return	7.37%	5.43%	5.85%	2.53%	2.67%
Net assets, end of year (in thousands)	$16,000	$11,366	$7,216	$6,415	$5,819
Ratio of net expenses to average net assets	0.50%	0.41%	0.59%	0.60%	0.56%
Ratio of net investment income to average net assets	3.29%	3.84%	4.03%	3.96%	3.69%
Portfolio turnover	20.27%	22.10%	48.90%	28.67%	81.81%

(a)	Percentages are after expenses reimbursed by Adviser and custodian expense reduction.

Expenses reimbursed by Adviser and custodian expense reduction were:

.23% and .04% for 2003, .35% and .06% for 2002, .17% and .07% for 2001, .18% and .07% for 2000, and .17% and .07% for 1999 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Government Securities and Agencies—100%

June 30, 2003

Bond Description	Coupon	Maturity Date	Rating#		Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
63.81% of Net Assets
Medium Term Note	7.000	08/15/2014	Aaa/AAA	*	$500,000	$624,228
Medium Term Note	5.875	02/12/2018	Aaa/AAA	*	1,500,000	1,527,698
Medium Term Note	7.560	09/01/2004	Aaa/AAA	*	150,000	161,371
Medium Term Note	8.170	12/16/2004	Aaa/AAA	*	2,000,000	2,201,948
Medium Term Note	5.700	10/24/2011	Aaa/AAA	*	600,000	608,243
Medium Term Note	6.050	03/12/2012	Aaa/AAA	*	1,400,000	1,446,859
Medium Term Note	5.875	09/19/2017	Aaa/AAA	*	1,175,000	1,185,072
Medium Term Note	5.550	02/28/2018	Aaa/AAA	*	3,100,000	3,205,377
Medium Term Note	5.250	05/21/2018	Aaa/AAA	*	1,000,000	1,008,885

						11,969,681
FEDERAL FARM CREDIT BANK
10.36% of Net Assets
Medium Term Note	5.450	09/05/2012	Aaa/AAA	*	1,930,000	1,943,285

						1,943,285
FEDERAL HOME LOAN MORTGAGE
8.18% of Net Assets
Medium Term Note	4.875	03/15/2007	Aaa/AAA	*	1,400,000	1,533,987

						1,533,987
STUDENT LOAN MARKETING ASSOCIATION
6.72% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA	*	1,000,000	1,259,711

						1,259,711
FEDERAL NATIONAL MORTGAGE ASSOCIATION
3.88% of Net Assets
Medium Term Note	5.750	11/07/2017	Aaa/AAA	*	400,000	422,651
Medium Term Note	5.640	12/10/2008	Aaa/AAA	*	300,000	305,893

						728,544
CASH EQUIVALENTS
5.65% of Net Assets
US Bank U.S. Treasury Money Market Fund					1,060,724	1,060,724

						1,060,724

Total Investments (cost $17,516,621)(a)—98.60% of Net Assets						$18,495,932

* Standard and Poor’s Corporation

   All other ratings by Moody’s Investors Service, Inc.

# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$979,311
Unrealized depreciation	—

Net unrealized appreciation	$979,311

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2003

ASSETS:
Investments in securities, at value (Cost: $17,516,621)		$18,495,932
Cash		80,403
Interest receivable		263,580
Prepaid expenses		1,482

Total assets		18,841,397
LIABILITIES:
Payable for:
Distributions	$77,318
Fund shares redeemed	1,000
Management fee	3,046
Transfer agent	2,284

Total liabilities		83,648

NET ASSETS:
Capital		18,776,897
Net accumulated realized loss on investment transactions		(998,459)
Net unrealized appreciation in value of investments		979,311

Net assets at value		$18,757,749

NET ASSET VALUE, offering price and redemption price per share ($18,757,749 –:– 1,811,485 shares outstanding)		$10.35

STATEMENT OF OPERATIONS

For the year ended June 30, 2003

Net investment income:
Interest income	$902,373

Expenses:
Management fee	29,387
Transfer agent	22,142
Custodian fees	5,133
Professional fees	2,723
Trustee fees	1,597
Printing fees	4,058
Postage fees	6,415
Other expenses	5,113

Total expenses	76,568
Custodian expense reductions	(5,133)

Net investment income	830,938

Realized and unrealized gain on investments:
Net realized gain	24,189
Net increase in unrealized appreciation	414,578

Net realized and unrealized gain on investments	438,767

Net increase in net assets resulting from operations	$1,269,705

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2003 and 2002

	2003	2002
Increase in net assets:
Operations:
Net investment income	$830,938	$703,402
Net realized gain/(loss) on investments	24,189	(13,948)
Net increase in unrealized appreciation	414,578	297,636

Net increase in net assets resulting from operations	1,269,705	987,090
Distributions to shareholders from net investment income	(830,938)	(703,402)
Net fund share transactions	4,907,337	2,071,240

Total increase	5,346,104	2,354,928
Net assets:
Beginning of year	13,411,645	11,056,717

End of year	$18,757,749	$13,411,645

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2003	2002	2001	2000	1999
Net asset value, beginning of year	$10.07	$9.83	$9.43	$9.73	$10.14

Income from investment operations:
Net investment income	0.53	0.58	0.64	0.65	0.64
Net gains/(losses) on securities, both realized and unrealized	0.28	0.24	0.40	(0.30)	(0.41)

Total from investment operations	0.81	0.82	1.04	0.35	0.23
Less distributions:
Distributions from net investment income	(0.53)	(0.58)	(0.64)	(0.65)	(0.64)

Net asset value, end of year	$10.35	$10.07	$9.83	$9.43	$9.73

Total return	8.23%	8.54%	11.29%	3.76%	2.21%
Net assets, end of year (in thousands)	$18,758	$13,412	$11,057	$10,167	$10,778
Ratio of net expenses to average net assets (a)	0.45%	0.48%	0.42%	0.41%	0.49%
Ratio of net investment income to average net assets	5.19%	5.81%	6.56%	6.83%	6.32%
Portfolio turnover	53.62%	75.15%	24.94%	33.35%	24.04%

(a)	Percentages before custodian expense reduction were:

.48% for 2003, .52% for 2002, .46% for 2001, .45% for 2000 and .54% for 1999

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

the Alabama Tax-Free Income Series

the Kentucky Tax-Free Income Series

the Kentucky Tax-Free Short-to-Medium Series

the Mississippi Tax-Free Income Series

the North Carolina Tax-Free Income Series

the North Carolina Tax-Free Short-to-Medium Series

the Tennessee Tax-Free Income Series

the Tennessee Tax-Free Short-to-Medium Series, and

the Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. In the event that market quotations are not readily available or are determined by the advisor to not be reflective of fair market value due to market events or developments, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

1.	Significant Accounting Policies, continued:

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

D.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2003. Therefore, no federal income tax provision is required.

E.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:

the Kentucky Tax-Free Short-to-Medium Series, and

the North Carolina Tax-Free Short-to-Medium Series, and

the Tennessee Tax-Free Short-to-Medium Series, and

the Intermediate Government Bond Series, and

Quarterly for:

the Alabama Tax-Free Income Series, and

the Kentucky Tax-Free Income Series, and

the Mississippi Tax-Free Income Series, and

the North Carolina Tax-Free Income Series, and

the Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

F.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

2.	Investment Advisory Fee and Other Transactions with Affiliates:

Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds’ portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

	Range of Net Assets $0-$100,000,000	$100,000,001- $150,000,000	$150,000,001- $500,000,000	$500,000,001+
Alabama Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Mississippi Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%

However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the period ended June 30, 2003 investment advisory fees and refunded amount were as follows:

	Investment advisory fee	Amount refunded
Alabama Tax-Free Income Series	$20,521	$20,740
Mississippi Tax-Free Income Series	$11,797	$13,102
North Carolina Tax-Free Income Series	$180,818	$7,901
North Carolina Tax-Free Short-to-Medium Series	$53,255	$27,908
Tennessee Tax-Free Income Series	$273,337	$8,429
Tennessee Tax-Free Short-to-Medium Series	$67,231	$31,298

In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds’ Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

3.	Purchases and Sales of Securities

During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,695,211	$254,146
Kentucky Tax-Free Income Series	115,482,999	65,940,190
Kentucky Tax-Free Short-to-Medium Series	35,331,080	19,816,233
Mississippi Tax-Free Income Series	777,816	55,000
North Carolina Tax-Free Income Series	7,684,700	2,842,028
North Carolina Tax-Free Short-to-Medium Series	5,582,574	1,991,214
Tennessee Tax-Free Income Series	11,802,228	4,442,809
Tennessee Tax-Free Short-to-Medium Series	4,814,290	2,637,313
Intermediate Government Bond Series	12,198,291	8,318,658

4.	Capital Shares

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2003		Year Ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	328,581	$3,807,346	187,892	$2,091,440
Shares issued for reinvestment from net investment income	11,571	133,865	6,663	73,594
Shares redeemed	(163,273)	(1,896,596)	(98,284)	(1,094,498)
Net increase	176,879	$2,044,615	96,271	$1,070,536

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2003		Year Ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	11,720,210	$89,295,422	12,104,599	$90,309,070
Shares issued for reinvestment from net investment income	1,964,425	14,938,320	1,821,017	13,529,947
Shares redeemed	(6,079,468)	(46,352,849)	(5,337,063)	(39,770,506)
Net increase	7,605,167	$57,880,893	8,588,553	$64,068,511

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	7,411,589	$39,899,771	9,073,064	$47,881,527
Shares issued for reinvestment from net investment income	424,021	2,279,873	355,615	1,873,388
Shares redeemed	(4,634,309)	(24,958,608)	(4,961,145)	(26,159,467)
Net increase	3,201,301	$17,221,036	4,467,534	$23,595,448

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

3. Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	93,314	$1,058,641	127,812	$1,394,087
Shares issued for reinvestment from net investment income and capital gain	7,251	82,288	4,080	44,391
Shares redeemed	(34,432)	(387,947)	(40,975)	(448,245)
Net increase	66,133	$752,982	90,917	$990,233

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	876,078	$9,586,984	980,550	$10,457,089
Shares issued for reinvestment from net investment income	100,608	1,099,913	86,993	922,949
Shares redeemed	(460,582)	(5,032,287)	(456,591)	(4,860,271)
Net increase	516,104	$5,654,610	610,952	$6,519,767

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2003		Year Ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	789,310	$8,466,380	670,664	$6,949,432
Shares issued for reinvestment from net investment income	28,451	303,768	20,068	207,575
Shares redeemed	(423,309)	(4,508,913)	(282,523)	(2,923,600)
Net increase	394,452	$4,261,235	408,209	$4,233,407

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,173,551	$13,021,792	814,016	$8,803,282
Shares issued for reinvestment from net investment income	109,212	1,208,525	101,555	1,090,890
Shares redeemed	(545,699)	(6,073,176)	(630,054)	(6,788,684)
Net increase	737,064	$8,157,141	285,517	$3,105,488

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	871,531	$9,390,997	755,112	$7,893,417
Shares issued for reinvestment from net investment income	26,035	279,910	18,487	192,640
Shares redeemed	(513,265)	(5,513,161)	(388,393)	(4,045,034)
Net increase	384,301	$4,157,746	385,206	$4,041,023

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

4.	Capital Shares, continued:

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2003		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	600,753	$6,153,416	333,482	$3,328,905
Shares issued for reinvestment from Net investment income	51,871	531,263	44,811	447,216
Shares redeemed	(173,397)	(1,777,342)	(171,088)	(1,704,881)
Net increase	479,227	$4,907,337	207,205	$2,071,240

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2003 the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any.

The capital loss carry forwards expire as follows:

	2003	2004	2005	2006	2007	2008	2009	2010	2011
Alabama Tax-Free Income Series	—	—	—	—	—	—	—	$63	$1,444
Kentucky Tax-Free Income Series	—	—	—	—	—	—	$2,354,779	—	—
Kentucky Tax-Free Short-to-Medium Series	$240,996	$10,144	$188,198	$73,155	—	$135,232	312,672	34,064	—
North Carolina Tax-Free Income Series	—	—	—	—	—	76,257	—	17,738	—
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	—	5,915	22,226	—	—
Tennessee Tax-Free Income Series	—	—	—	—	—	276,976	523,414	69,806	18,314
Tennessee Tax-Free Short-to-Medium Series	—	—	—	—	—	16,212	37,349	—	—
Intermediate Government Bond Series	654,352	87,381	—	—	—	209,853	46,873	—	—

During the current fiscal year the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the

Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series utilized $651,052; $103,199; $36,287; $2,510; $7,400, and $5,055 of capital loss carryforwards respectively.

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal 2003 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(5,502)
North Carolina Tax-Free Income Series	(913,452)
Tennessee Tax-Free Income Series	(24,950)

The tax character of distributions paid for the years ended June 30, 2003 and 2002 were as follows:

	6/30/2003		6/30/2002
	Tax Exempt Income	Ordinary Income	Tax Exempt Income	Ordinary Income
Alabama Tax-Free Income Series	$183,177	—	$87,850	—
Kentucky Tax-Free Income Series	25,809,346	—	23,705,376	—
Kentucky Tax-Free Short-to-Medium Series	3,128,791	—	2,713,182	—
Mississippi Tax-Free Income Series	103,693	—	51,945	—
North Carolina Tax-Free Income Series	1,550,959	—	1,283,603	—
North Carolina Tax-Free Short-to-Medium Series	348,919	—	236,031	—
Tennessee Tax-Free Income Series	2,359,370	—	2,182,682	—
Tennessee Tax-Free Short-to-Medium Series	442,050	—	289,969	—
Intermediate Government Bond Series	—	$830,938	—	$701,639

Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report

•	Comply with all agreements with the lender and with applicable laws and regulations

•	Maintain appropriate insurance coverage

No borrowings were outstanding during the fiscal year 2003.

The Funds have a contractual agreement with the custodian whereby the bank will provide certain custodial services for $1.00 per year. Through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund’s expenses. During the period, these credits reduced each of the Fund’s expenses by the amount shown on the statement of operation.

8.	Trustee and officer information (unaudited):

The Trustees of the Trust consist of seven individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trust’s trustees are “interested persons” of the Trust’s Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

The following table sets forth information as to the trustees and officers:

Interested Persons:

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Director
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 73	President and Trustee	Annual Term 24 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus

WILLIAM T. GRIGGS, II 125 South Mill Street Lexington, KY 40507 Age: 52	Vice President Assistant Secretary and Trustee	Annual Term 5 years of Service as Director; 11 years of Service as Vice President, Assistant Secretary	President of Dupree & Company, Inc. and Dupree Investment Advisers, Inc.	9

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

8. Trustee Information (unaudited), continued:

Officers:
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 42	Vice President, Secretary, Treasurer	Annual Term; 6 years of Service as Vice President, 4 years of Service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 43	Assistant Vice President	Annual Term: 11 years of Service	Assistant Vice President of Dupree & Company, Inc.	N/A	N/A

Non Interested Persons

WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 63	Chairman, Trustee	Annual Term 3 years of Service Chairman; 15 years of Service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY

LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 66	Trustee	Annual Term 7 years of Service Trustee	Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission	9

C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 58	Trustee	Annual Term 1 year of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	Advisory Director of PNC Bank, Kentucky

J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 71	Trustee	Annual Term 3 years of Service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

WILLIAM S. PATTERSON 367 West Short Street Lexington, KY 40507 Age: 71	Trustee	24 Years of Service Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding, farming)	9

As of June 30, 2003 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust’s investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about fund trustees and is available upon request without charge. Please call (800)866-0614 to request the SAI.

Report of Independent Auditors

To the Shareholders and

Board of Trustees of Dupree Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio of investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds at June 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/    ERNEST & YOUNG LLP

Cincinnati, Ohio

August 8, 2003

Item 2.	Code of Ethics

(a) The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. At the registrant’s Board of Trustees meeting of May 28, 2003, the Board amended its Code of Ethics at Section VI, paragraphs A-D concerning the filings of initial, quarterly and annual holdings reports by access persons. This amendment was made to conform with the provisions of Rule 17j-1(d) under the Investment Company Act. The full text of the amendment is set forth in the Code of Ethics which is Exhibit 10(a) to this report.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all of the non-interested, independent Trustees, who also are a majority of the Board of Trustees. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days of June 30, 2003.

Item 5.	Not applicable

Item 7.	Not applicable

Item 9.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the controls and procedures effective.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.	Exhibits

(a)	Code of Ethics
(b)	Certifications

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By:	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, President

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr., President

Date September 8, 2003

By:	/s/ MICHELLE M DRAGOO
Michelle M. Dragoo, Treasurer

Date September 8, 2003